PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Results projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 11,125
Net interest on net defined benefit liability/asset	74,728
Total	85,853
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	1,747
Net interest on net defined benefit liability/asset	5,903
Total	7,650
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	9,378
Net interest on net defined benefit liability/asset	68,825
Total	R$ 78,203